Schedule of investments
Delaware Tax–Free Oregon Fund	September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.83%
Corporate Revenue Bond — 0.46%
Oregon State Business Development Commission Economic Development Revenue
(Red Rock Biofuels LLC Energy Project) 144A 6.50% 4/1/31(AMT)#, ‡	300,000	$194,931
		194,931
Education Revenue Bonds — 6.68%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	693,348
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49#	1,000,000	1,012,600
University of Oregon General Revenue
Series A 5.00% 4/1/45	1,000,000	1,136,370
		2,842,318
Electric Revenue Bonds — 1.05%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	174,300
Series TT 5.00% 7/1/32 ‡	380,000	270,750
		445,050
Healthcare Revenue Bonds — 12.61%
Clackamas County Hospital Facility Authority
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	532,245
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella At South Waterfront Project) Series A 5.40% 10/1/44	900,000	938,016
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	1,650,000	1,870,852
(Samaritan Health Services Project) Series A 5.00% 10/1/40	750,000	916,275
Salem, Oregon Hospital Facility Authority Revenue
(Multi Model - Salem Health Project) Series A 4.00% 5/15/49	1,000,000	1,109,800
		5,367,188
Housing Revenue Bonds — 4.08%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	565,000	627,885
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Schedule of investments
Delaware Tax–Free Oregon Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Oregon State Housing & Community Services Department Mortgage Revenue
(Single-Family Mortgage Program) Series A 4.00% 7/1/50	990,000	$1,109,671
		1,737,556
Local General Obligation Bonds — 28.89%
Central Oregon Community College
5.00% 6/15/30	500,000	501,230
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	1,500,000	1,848,930
Clackamas County School District No. 7J Lake Oswego
5.25% 6/1/21(AGM)	1,000,000	1,033,960
Columbia County School District No. 502
5.00% 6/15/36	575,000	708,710
Linn County Community School DistrictNo. 9 Lebanon
5.50% 6/15/27(NATL)	1,000,000	1,319,660
Marion County School District No. 103 Woodburn
5.00% 6/1/30	300,000	394,956
5.00% 6/15/35	500,000	590,985
Newport, Oregon
Series B 0.00% 6/1/29(AGC)^	1,225,000	1,086,134
Portland Oregon Revenue
(Portland Building Project) Series B 5.00% 6/15/34	1,000,000	1,283,150
Redmond, Oregon
Series B-1 5.00% 6/1/38	1,000,000	1,259,310
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,284,510
Washington County Oregon School DistrictNo. 15 Forest Grove
Series B 0.00% 6/15/23^	1,000,000	986,890
		12,298,425
Pre-Refunded Bonds — 15.45%
Eugene Oregon Electric Utility System Revenue
5.00% 8/1/38-22§	2,000,000	2,176,860
Multnomah County School District No. 3 Parkrose
Series A 5.00% 6/30/35-21§	1,000,000	1,036,070
Oregon Health & Science University Revenue
Series E 5.00% 7/1/32-22§	1,475,000	1,599,505
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24§	1,000,000	$1,176,990
Washington & Multnomah Counties Oregon School District (No. 48J Beaverton)
5.00% 6/15/32-24§	500,000	588,495
		6,577,920
Special Tax Revenue Bonds — 11.48%
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	365,000	251,850
Oregon State Department Administrative Services Lottery Revenue
Series A 5.00% 4/1/35	1,500,000	1,767,465
Portland Oregon Revenue
(Central Eastside) Series B 5.25% 6/15/30	500,000	516,635
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.000% 7/1/46 ^	550,000	155,958
Series A-1 4.75% 7/1/53	1,380,000	1,438,664
Series A-2 4.329% 7/1/40	510,000	521,052
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A 4.00% 10/1/22	135,000	133,168
Series A 5.00% 10/1/29	100,000	99,129
		4,883,921
State General Obligation Bonds — 4.91%
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35‡	305,000	194,437
(Public Improvement)
Series A 5.00% 7/1/24 ‡	95,000	68,044
Series A 5.00% 7/1/41 ‡	140,000	88,550
Series A 5.25% 7/1/34 ‡	75,000	53,906
Series A 5.375% 7/1/33 ‡	140,000	99,225
Series B 5.75% 7/1/38 ‡	200,000	141,000
Series C 6.00% 7/1/39 ‡	180,000	127,350

(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35‡	65,000	46,394
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Schedule of investments
Delaware Tax–Free Oregon Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)

Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	1,000,000	$1,270,580
		2,089,486
Transportation Revenue Bonds — 5.35%
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	426,630
Port of Portland Oregon Airport Revenue
5.00% 7/1/42(AMT)	1,100,000	1,263,845
(Portland International Airport) 5.00% 7/1/31	500,000	585,410
		2,275,885
Water & Sewer Revenue Bonds — 6.87%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34(AGM)	500,000	576,650
Portland, Oregon Water System Revenue
(First Lien) Series A 5.00% 5/1/34	500,000	513,235
Tigard, Oregon Water Revenue
5.00% 8/1/31	1,695,000	1,835,448
		2,925,333
Total Municipal Bonds (cost $38,669,798)		41,638,013
Total Value of Securities—97.83% (cost $38,669,798)		41,638,013
Receivables and Other Assets Net of Liabilities—2.17%		925,753
Net Assets Applicable to 3,141,220 Shares Outstanding—100.00%		$42,563,766
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $1,207,531, which represents 2.84% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
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(Unaudited)
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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